BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Key Managers (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Social security contributions	$ 324.0	$ 77.0	$ 65.0
Amount payable under compensation for Key Managers	157.0
Estimated compensation	$ 83.0
Compensation for members of Board of Directors		$ 13.0	$ 10.0